Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Dana Unconstrained Equity ETF
Shareholder Report [Line Items]
Fund Name	Dana Unconstrained Equity ETF
Class Name	Dana Unconstrained Equity ETF
Trading Symbol	DUNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dana Unconstrained Equity ETF (the "Fund") for the period September 15, 2025 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://danaetfs.com/dunk. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Unconstrained Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 991-5811
Additional Information Website	https://danaetfs.com/dunk
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Unconstrained Equity ETF	$77	0.75%
*	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 77	[1]
Expense Ratio, Percent	0.75%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal period ended August 31, 2026, the Dana Unconstrained Equity ETF returned 14.49%, compared with 17.46% for the broad-based S&P 500 benchmark. The Fund generated a positive return but underperformed the benchmark. In the broader market, Communication Services declined and Industrials lagged the S&P 500, while Information Technology was strong. The Fund's investments in Communication Services and Industrials weighed on its return relative to the benchmark; its Information Technology, Financials and Consumer Discretionary investments partly offset that shortfall.

What factors influenced performance?

Performance was supported by strong results from several growth-oriented holdings, particularly Snowflake, Datadog, and Eli Lilly, with additional contributions from Shopify and NVIDIA. Information Technology was the Fund’s largest positive sector contributor and added value relative to the benchmark. These results were partially offset by weakness in Adobe, Meta Platforms, and Boston Scientific.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Fund Performance
Returns for the Period Ended August 31, 2026	Since Inception (9/15/2025)
Dana Unconstrained Equity ETF	14.49%
S&P 500® Total Return Index	17.46%

Performance Inception Date	Sep. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://danaetfs.com/dunk for more recent performance information.
Net Assets	$ 172,955,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 985,894
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$172,955
Number of Holdings	26
Total Advisory Fee Paid	$985,894
Portfolio Turnover Rate	102%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of Total Net Assets)
*	Does not round to 0.1% or (0.1)%

Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
ServiceNow, Inc.	10.6%
Snowflake, Inc. - Class A	10.3%
Microsoft Corp.	9.0%
Shopify, Inc. - Class A	7.5%
DoorDash, Inc. - Class A	6.3%
NVIDIA Corp.	6.0%
Visa, Inc. - Class A	4.9%
Johnson & Johnson	4.9%
Datadog, Inc. - Class A	4.8%
Mastercard, Inc. - Class A	4.8%

Dana Concentrated Dividend ETF
Shareholder Report [Line Items]
Fund Name	Dana Concentrated Dividend ETF
Class Name	Dana Concentrated Dividend ETF
Trading Symbol	DIVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dana Concentrated Dividend ETF (the "Fund") for the period September 15, 2025 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://danaetfs.com/dive. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Concentrated Dividend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 991-5811
Additional Information Website	https://danaetfs.com/dive
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Concentrated Dividend ETF	$67	0.65%
*	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 67	[3]
Expense Ratio, Percent	0.65%	[4]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal period ended August 31, 2026, the Dana Concentrated Dividend ETF returned 13.16%, compared with 17.46% for the broad-based S&P 500 benchmark. The Fund generated a positive return but underperformed the benchmark. In the broader market, Financials and Real Estate lagged the S&P 500, while Information Technology and Health Care were stronger. The Fund's investments in Financials and Real Estate, together with weaker relative results from its Information Technology holdings, held back performance; Health Care, Consumer Staples and Consumer Discretionary investments partly offset the shortfall.

What factors influenced performance?

Performance was supported by strong results from several holdings, particularly IQVIA Holdings, Philip Morris International and Alphabet, with additional contributions from SLB and Dollar General. Health Care was the Fund’s largest positive sector contributor and added the most value relative to the benchmark. These results were partially offset by weakness in Fiserv, PayPal, Meta Platforms, and Douglas Emmett.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Fund Performance
Returns for the Period Ended August 31, 2026	Since Inception (9/15/2025)
Dana Concentrated Dividend ETF	13.16%
S&P 500® Total Return Index	17.46%

Performance Inception Date	Sep. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://danaetfs.com/dive for more recent performance information.
Net Assets	$ 47,966,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 269,333
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$47,966
Number of Holdings	35
Total Advisory Fee Paid	$269,333
Portfolio Turnover Rate	68%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Philip Morris International, Inc.	6.2%
IQVIA Holdings, Inc.	5.4%
Amazon.com, Inc.	4.9%
Keurig Dr Pepper, Inc.	4.5%
Restaurant Brands International, Inc.	4.5%
Capital One Financial Corp.	4.4%
Elevance Health, Inc.	4.3%
Salesforce, Inc.	3.9%
Genuine Parts Co.	3.7%
Meta Platforms, Inc. - Class A	3.6%

Dana Limited Volatility ETF
Shareholder Report [Line Items]
Fund Name	Dana Limited Volatility ETF
Class Name	Dana Limited Volatility ETF
Trading Symbol	DANA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dana Limited Volatility ETF (the "Fund") for the period December 2, 2025 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://danaetfs.com/dana. You can also request this information by contacting us at (866) 991-5811 or by writing the Fund at Dana Limited Volatility ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 991-5811
Additional Information Website	https://danaetfs.com/dana
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Dana Limited Volatility ETF	$26	0.35%
*	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 26	[5]
Expense Ratio, Percent	0.35%	[6]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal period ended August 31, 2026, the Dana Limited Volatility ETF returned 2.15%, compared with -0.17% for the broad-based Bloomberg U.S. Aggregate Bond Index. The Fund’s positive relative performance was primarily supported by its shorter-duration positioning and emphasis on high-quality government and agency securities, which reduced its sensitivity to the rise in market interest rates that pressured longer-duration fixed-rate bonds.

What factors influenced performance?

The Fund benefited from its emphasis on short-duration, high-quality government and agency securities during a period of elevated interest-rate volatility. Its lower sensitivity to changes in market yields helped preserve principal as longer-duration fixed-rate bonds faced price pressure. The Fund’s mix of adjustable-rate securities and actively selected agency structures also supported income and relative performance compared with the broader, longer-duration benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Fund Performance
Returns for the Period Ended August 31, 2026	Since Inception (12/2/2025)
Dana Limited Volatility ETF	2.15%
Bloomberg U.S. Aggregate Bond Index	-0.17%

Performance Inception Date	Dec. 02, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://danaetfs.com/dana for more recent performance information.
Net Assets	$ 15,597,000
Holdings Count | Holdings	89
Advisory Fees Paid, Amount	$ 20,752
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$15,597
Number of Holdings	89
Total Advisory Fee Paid	$20,752
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Fannie Mae Pool, 3.07%, 07/01/2053	3.3%
Fannie Mae Pool, 3.18%, 01/01/2054	3.1%
Fannie Mae Pool, 2.09%, 06/01/2052	2.9%
Small Business Administration Pools, 5.50% (Prime Rate + (1.25%)), 01/25/2041	2.9%
Fannie Mae Pool, 6.26%, 09/01/2040	2.6%
Federal National Mortgage Association, 4.63%, 08/24/2029	2.6%
Fannie Mae Pool, 2.69%, 07/01/2053	2.5%
Fannie Mae Pool, 6.15%, 07/01/2039	2.5%
Fannie Mae Pool, 2.09%, 02/01/2053	2.5%
Fannie Mae Pool, 3.15%, 01/01/2054	2.4%

[1]	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[3]	The Fund commenced operations on September 15, 2025. Expenses for a full reporting period would be higher than figures shown.
[4]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[5]	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
[6]	Cost paid as a percentage of a $10,000 investment is an annualized figure.